Cover Page	May 06, 2020
Entity Information [Line Items]
Entity Address, Address Line One	1626 East Jefferson Street,
Entity Address, City or Town	Rockville,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852-4041
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	MD
Document Type	8-K/A
Entity Central Index Key	0000034903
Amendment Flag	true
Document Period End Date	May 06, 2020
Entity Registrant Name	Federal Realty Investment Trust
Entity File Number	1-07533
Entity Tax Identification Number	52-0782497
City Area Code	301
Local Phone Number	998-8100
Amendment Description	This amendment No. 1 to the Current Report on Form 8-K amends Exhibit 99.1 furnished on May 6, 2020 solely to correct the row label in the "Year" column in the chart "Lease Expirations" on page 25. No other changes have been made to original Form 8-K.
Common Shares Of Beneficial Interest
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	FRT
Security Exchange Name	NYSE
Depository Shares
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/1000 of a share
Trading Symbol	FRT-C
Security Exchange Name	NYSE